1
The Gabelli International Small Cap Fund
Schedule of Investments — September 30, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 96.7%
MATERIALS  — 21.1%
11,350 Alamos Gold Inc., Cl. A ............................. $ 226,169
8,000 Eldorado Gold Corp.† ............................... 138,960
9,544 Endeavour Mining plc ............................... 226,806
5,000 Labrador Iron Ore Royalty Corp. ............... 118,895
4,000 MAG Silver Corp.† .................................... 56,283
7,000 Osisko Gold Royalties Ltd. ........................ 129,654
75,000 Perseus Mining Ltd. ................................. 135,332
15,000 Treatt plc .................................................. 89,943
80,000 Westgold Resources Ltd. .......................... 147,673
1,269,715
HEALTH CARE  — 16.3%
6,212 AddLife AB, Cl. B ...................................... 99,335
1,000 Bachem Holding AG ................................. 84,126
1,800 Gerresheimer AG ...................................... 160,293
7,000 Mani Inc. .................................................. 88,690
200 Siegfried Holding AG ................................ 268,919
230 Tecan Group AG ....................................... 75,657
15,000 Tristel plc ................................................. 79,415
1,300 Vetoquinol SA .......................................... 120,977
977,412
CONSUMER STAPLES  — 16.0%
15,000 Austevoll Seafood ASA ............................. 137,450
5,500 Fevertree Drinks plc .................................. 60,664
7,000 Glanbia plc ............................................... 123,192
3,130 Interparfums SA ....................................... 158,007
1,600 Laurent-Perrier ......................................... 190,571
2,500 Milbon Co. Ltd. ........................................ 55,105
4,000 Sakata Seed Corp. .................................... 98,243
2,000 Viscofan SA ............................................. 141,816
965,048
CONSUMER DISCRETIONARY  — 14.1%
10,000 Beneteau SACA ........................................ 108,198
9,820 Entain plc ................................................. 100,200
24,000 Genius Sports Ltd.† .................................. 188,160
2,200 JINS Holdings Inc. ................................... 80,515
75,000 Mandarin Oriental International Ltd. .......... 127,500
20,000 Piaggio & C SpA ....................................... 58,596
2,300 Tokyotokeiba Co. Ltd. ............................... 70,172
10,000 Zojirushi Corp. ......................................... 115,011
848,352
INDUSTRIALS  — 13.4%
15,000 Aida Engineering Ltd. ............................... 80,049
8,000 AZ-COM MARUWA Holdings Inc. .............. 63,844
45,000 Chemring Group plc ................................. 221,098
2,000 Clarkson plc ............................................. 98,400
6,000 Daiei Kankyo Co. Ltd. ............................... 129,831
8,000 Iveco Group NV ........................................ 80,307
Shares
Market
Value
4,000 Loomis AB ............................................... $ 131,471
805,000
INFORMATION TECHNOLOGY  — 9.6%
4,000 A&D HOLON Holdings Co. Ltd. ................. 58,751
7,500 GMO internet group Inc. ........................... 130,979
3,300 Macnica Holdings Inc. .............................. 45,600
20,000 NCC Group plc ......................................... 47,649
6,000 Optex Group Co. Ltd. ................................ 64,749
100,000 Oxford Metrics plc .................................... 80,217
6,000 PSI Software SE† ..................................... 148,939
576,884
FINANCIALS  — 5.1%
17,000 Polar Capital Holdings plc ......................... 121,823
18,000 Tamburi Investment Partners SpA ............. 183,937
305,760
COMMUNICATION SERVICES  — 1.1%
4,059 Manchester United plc, Cl. A† ................... 65,675
TOTAL COMMON STOCKS .................. 5,813,846
PREFERRED STOCKS  — 1.6%
HEALTH CARE  — 1.6%
1,800 Draegerwerk AG & Co. KGaA, 0.190% ....... 93,872
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 1.7%
$ 105,000 U.S. Treasury Bill,
4.627%††, 12/19/24 ............................. 103,962
TOTAL INVESTMENTS — 100.0%
(Cost $5,549,037) ................................. $ 6,011,680
† Non-income producing security.
†† Represents annualized yield at date of purchase.
Geographic Diversification
% of
Market
Value
Market
Value
Europe .............................. 62.3% $ 3,745,713
Japan ............................... 18.0 1,081,540
Canada .............................. 11.2 669,961
Asia/Pacific ......................... 6.8 410,504
United States ........................ 1.7 103,962
100.0% $ 6,011,680